FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign Exchange Risk (Details) - Foreign exchange risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents | Argentinean peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 89	$ 116	$ 129
Cash and cash equivalents | South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	50	88	86
Cash and cash equivalents | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	47	33	52
Borrowings | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	38	33
Borrowings | Tanzanian shilling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 126	$ 88	$ 47